Organization and nature of business	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 – Organization and nature of business

Tantech Holdings Ltd. (“Tantech” or “Tantech BVI” or the “Company”) is a holding company established under the laws of the British Virgin Islands on November 19, 2010. Through its 100% owned subsidiary in Hong Kong, USCNHK Group Limited (“USCNHK”), its 100% owned operating subsidiaries located in the People’s Republic of China (“China” or “PRC”), Zhejiang Tantech Bamboo Technology Co., Ltd. (“Tantech Bamboo” or “Bamboo”), Tantech is engaged in the research and development, production and distribution of various products made from bamboo.

In addition, Tantech Bamboo also has five wholly-owned subsidiaries: Zhejiang Tantech Bamboo Charcoal Co., Ltd. (“Tantech Charcoal” or “Charcoal”), Zhejiang Tantech Energy Tech Co., Ltd. (“Tantech Energy” or “Energy”), Zhejiang Babiku Charcoal Co., Ltd. (“Tantech Babiku” or “Babiku”), LishuiZhongzhu Charcoal Co., Ltd. (“LishuiZhongzhu” or “Zhongzhu”) and Hangzhou Tanbo Tech Co., Ltd. (“Tanbo Tech” or “Tanbo”). Tantech Charcoal conducts trading business, including the export of charcoal products; Tantech Babiku, established by Tantech Bamboo on October 20, 2015, conducts BBQ charcoal business and Tantech Energy is currently in the process of transferring its low emission BBQ charcoal business to Tantech Babiku. Lishui Zhongzhu, established by Tantech Bamboo on November 18, 2015, is engaged in the production and sales of active charcoal and other products. Tanbo Tech, another new entity established by Tantech Bamboo on December 8, 2015, plans to explore business opportunities outside Lishui area. Tantech Energy was engaged in the manufacturing of Electric Double-Layer Capacitor (“EDLC”) carbon. On December 14, 2017, the Company entered into a sale agreement and related agreements to transfer its EDLC carbon business (including intellectual property rights and equipment) to Zhejiang Apeikesi Energy Co., Ltd. (the “Buyer”), a PRC start-up company controlled by Dr. Zaihua Chen, the Registrant’s former Chief Technology Officer (the “CTO”).

On August 19, 2015, the Board of Directors of the Company authorized USCNHK to form a wholly-owned subsidiary, LishuiTantech Energy Tech Co., Ltd. (“LishuiTantech”), as a holding company to hold its 95% equity interest in Tantech Bamboo. On April 7, 2016, LishuiTantech was registered in Lishui, China under the PRC law. On June 24, 2016, Tantech BVI, through LishuiTantech, entered into an equity purchase agreement with the five individual holders of the remaining 5% interest of Tantech Bamboo, to acquire the 5% interest of Tantech Bamboo for 1,018,935 shares of the Company’s common stock. The transfer of the 5% equity interest was completed on December 28, 2016.

On July 12, 2017, the Company acquired 70% of the equity interest of Suzhou E-Motors Co., Ltd, (“E-Motors”) from its original shareholder (Note 4). E-Motors is a specialty electric vehicles and power batteries manufacturer based in Zhang Jia Gang City, Jiangsu Province, People’s Republic of China (“China” or “PRC”). The 70% equity interest include 19% equity interest owned directly through Hangzhou Jiyi Trading Co., Ltd (“Jiyi”) and 51% equity interest owned through a series of contractual agreement with the owners of Hanzhou Wangbo Investment Management Co., Ltd (“Wangbo”). Jiyi is 100% owned through Shanghai Jiamu Investment Management Co., Ltd (“Jiamu”), who is, in turn, wholly owned by Euroasia International Capital (“Euroasia”), a 100% owned subsidiary of the Company. These agreements include a Technical Consultation and Services Agreement, a Business Cooperation Agreement, an Equity Pledge Agreement, a Share Disposal Agreement and a Voting Rights Proxy Agreement (collectively “VIE Agreements”). Pursuant to the above VIE Agreements, Jiamu has the exclusive right to provide Wangbo consulting services related to business operations including technical and management consulting services. All the above contractual agreements obligate Jiamu to absorb a majority of the risk of loss from Wangbo’s activities and entitle Jiamu to receive a majority of their residual returns. In essence, Jiamu has gained effective control over Wangbo. Therefore, the Company believes that Wangbo should be considered as a Variable Interest Entity (“VIE”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation”.

As a result, the Company ultimately controls 70% equity interest of E-Motors and accounts of E-Motors are consolidated into those of the Company. Euroasia is incorporated in Hong Kong, PRC. Jiamu is incorporated in Shanghai, PRC. Both Jiyi and Wangbo are incorporated in Hanzhou, PRC. Euroasia also has a fully owned subsidiary Euroasia New Energy Automotive (Jiangsu) Co., Ltd (“Euroasia New Energy”). They are all investment holding companies with no significant business activities. (Collective “E-Motor Holdings”).